Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–79.19%(b)(c)
Aerospace & Defense–3.59%
Brown Group Holding LLC
Incremental Term Loan B-2 (1 mo. Term SOFR + 3.75%)	7.84%	07/01/2029		$ 267	$ 265,336
Term Loan B (1 mo. USD LIBOR + 2.50%)	6.57%	06/07/2028		530	519,851
Castlelake Aviation Ltd., Term Loan B (1 mo. USD LIBOR + 2.75%)	6.04%	10/25/2026		721	708,977
CEP IV Investment 16 S.a.r.l. (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	5.51%	10/03/2026	EUR	53	43,312

Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	7.57%	04/08/2026		582	561,535
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	7.57%	04/08/2026		313	301,901
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	8.16%	04/30/2028		104	102,827

Greenrock Finance, Inc.
Delayed Draw Term Loan (1 mo. Term SOFR + 4.35%)	7.90%	04/12/2029		113	110,917
Term Loan B (1 mo. Term SOFR + 4.25%)	7.90%	04/12/2029		244	240,321
KKR Apple Bidco LLC
First Lien Term Loan (1 mo. Term SOFR + 2.75%)	6.82%	09/22/2028		815	801,541
First Lien Term Loan (1 mo. Term SOFR + 4.00%)	8.06%	09/22/2028		133	132,325
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	9.82%	09/21/2029		72	70,013
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 4.35%)	8.44%	06/09/2029		526	507,001
Peraton Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	11.65%	02/01/2029		434	415,255
Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B (1 mo. Term SOFR + 4.00%)	7.18%	02/10/2029		284	276,089
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	5.92%	05/30/2025		421	415,917
Term Loan F (1 mo. USD LIBOR + 2.25%)	5.92%	12/09/2025		333	329,064
					5,802,182

Air Transport–2.87%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	8.99%	04/20/2028		1,509	1,502,732
Air Canada (Canada), Term Loan B (1 mo. USD LIBOR + 3.50%)	8.13%	08/11/2028		148	146,034
American Airlines, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	5.79%	06/27/2025		415	397,279
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	8.78%	06/21/2027		661	680,278
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Term Loan (3 mo. USD LIBOR + 3.75%)	7.99%	10/20/2027		151	153,705
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	8.11%	04/21/2028		1,307	1,294,142
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	6.94%	12/11/2026		523	471,632
					4,645,802

Automotive–1.87%
Adient PLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	04/10/2028		647	640,187
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	8.38%	04/06/2028		758	729,598
BCA Marketplace (United Kingdom)
Second Lien Term Loan B (1 mo. SONIA + 7.50%)	9.19%	07/27/2029	GBP	185	95,649
Term Loan B (6 mo. SONIA + 4.75%)	5.94%	07/28/2028	GBP	71	59,281
DexKo Global, Inc.
Delayed Draw Term Loan (3 mo. EURIBOR + 4.00%)	5.49%	09/30/2028	EUR	13	11,684
Term Loan B (3 mo. EURIBOR + 4.00%)	5.49%	10/04/2028	EUR	82	72,615
Term Loan B (3 mo. EURIBOR + 4.00%)	5.51%	10/04/2028	EUR	43	37,762
Driven Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	3.52%	11/20/2028		150	144,118
Garrett Borrowing LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	7.67%	04/30/2028		57	56,324
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	8.57%	11/09/2027		340	316,626
Mavis Tire Express Services TopCo L.P., Term Loan B (1 mo. Term SOFR + 4.00%)	8.13%	05/04/2028		870	838,232
Truck Hero, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	7.82%	01/31/2028		28	24,001
					3,026,077

Beverage & Tobacco–0.70%
Al Aqua Merger Sub, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	7.54%	07/31/2028		700	666,473

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Beverage & Tobacco–(continued)
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	7.17%	03/20/2024		$ 261	$ 237,490
City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	7.38%	03/31/2028		353	222,728
					1,126,691

Brokers, Dealers & Investment Houses–0.14%
AqGen Island Intermediate Holdings, Inc., Second Lien Term Loan B (1 mo. USD LIBOR + 6.50%)	10.25%	08/05/2029		7	6,272
Zebra Buyer LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	6.69%	11/01/2028		230	227,560
					233,832

Building & Development–1.76%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	6.69%	08/27/2025		42	41,941
Chariot Buyer LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	11/03/2028		421	395,206
Empire Today LLC, Term Loan B (1 mo. USD LIBOR + 5.00%)	8.88%	04/01/2028		583	443,034
Icebox Holdco III, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	7.17%	12/22/2028		320	297,194
LBM Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	7.12%	12/17/2027		27	23,835
LHS Borrow LLC (Leaf Home Solutions), Term Loan B (1 mo. Term SOFR + 4.75%)	8.94%	02/16/2029		423	343,842
Mayfair Mall LLC, Term Loan(d)	4.58%	04/20/2023		220	199,957
Modulaire (BCP-V Modular/Algeco) (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.50%)	5.69%	12/15/2028	EUR	84	81,608
Oldcastle BuildingEnvelope, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	8.15%	04/29/2029		225	207,722
Quikrete Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 2.63%)	6.70%	02/01/2027		248	243,940
Term Loan B (1 mo. USD LIBOR + 3.00%)	7.07%	06/11/2028		310	305,958
TAMKO Building Products LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	6.67%	05/29/2026		264	257,118
					2,841,355

Business Equipment & Services–8.71%
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	8.82%	05/17/2028		161	150,489
Allied Universal Holdco LLC
Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	05/12/2028		228	216,058
Term Loan B (3 mo. EURIBOR + 3.75%)	5.24%	05/12/2028	EUR	243	237,282
Asurion LLC, Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	7.07%	11/03/2024		100	96,387
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	7.67%	05/22/2024		332	331,686
Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	7.07%	10/30/2026		491	484,171
Term Loan (1 mo. USD LIBOR + 3.00%)	7.07%	10/30/2026		269	264,618
Checkout Holding Corp., First Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019-05/15/2019; Cost $656,206)(e)	11.57%	02/15/2023		659	534,071
Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	05/17/2028		341	302,951
Constant Contact
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	11.41%	02/15/2029		199	153,557
Term Loan B (1 mo. USD LIBOR + 4.00%)	7.91%	02/10/2028		466	412,948
Corp. Service Co., Term Loan B (1 mo. Term SOFR + 3.25%)	7.44%	08/08/2029		258	254,786
Creation Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)	9.25%	10/05/2028		250	203,635
Dakota Holding Corp.
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	7.84%	04/09/2027		9	8,004
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	10.82%	04/07/2028		348	336,946
Term Loan (3 mo. EURIBOR + 4.00%)	5.49%	04/09/2027	EUR	57	56,741
Dun & Bradstreet Corp. (The)
Incremental Term Loan B (1 mo. Term SOFR + 3.25%)	7.31%	01/18/2029		131	129,450
Term Loan (1 mo. USD LIBOR + 3.25%)	7.29%	02/06/2026		814	804,942
EP Purchaser LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	7.17%	11/06/2028		48	47,833
Garda World Security Corp. (Canada)
Incremental Term Loan (1 mo. Term SOFR + 4.25%)	8.53%	02/11/2029		151	144,917
Term Loan (1 mo. USD LIBOR + 4.25%)	8.93%	10/30/2026		834	803,700
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	8.07%	05/12/2028		843	804,690
Grandir (The Education Group) (France)
Delayed Draw Term Loan (3 mo. EURIBOR + 4.00%)	5.44%	09/29/2028	EUR	13	12,404
Term Loan B-1 (3 mo. EURIBOR + 4.00%)	5.95%	09/29/2028	EUR	76	74,424
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	7.80%	06/23/2024	GBP	802	894,102
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan B (1 mo. USD LIBOR + 4.75%)	8.42%	03/31/2028		342	328,026

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
iQor US, Inc.
Term Loan (1 mo. USD LIBOR + 7.50%)	11.57%	11/19/2024		$ 480	$ 477,834
Term Loan (1 mo. USD LIBOR + 7.50%)	11.57%	11/19/2025		782	593,912
Monitronics International, Inc.
Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 08/30/2019-01/28/2021; Cost $1,344,855)(e)	11.91%	03/29/2024		1,391	925,675
Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 04/27/2022; Cost $68,703)(d)(e)	10.41%	07/03/2024		69	65,146
Orchid Merger Sub II LLC, Term Loan B (1 mo. Term SOFR + 4.75%)(d)	7.58%	07/27/2027		523	478,115
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	6.50%	09/23/2026		231	228,449
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	6.57%	11/08/2024		126	125,257
Skillsoft Corp., Term Loan B (1 mo. Term SOFR + 4.75%)	9.16%	07/14/2028		205	171,576
Solera (Polaris Newco LLC), Term Loan B (1 mo. SONIA + 5.25%)	8.18%	06/05/2028	GBP	95	103,320
Spin Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	7.14%	03/04/2028		988	887,431
Thevelia (US) LLC, First Lien Term Loan B (1 mo. Term SOFR + 4.00%)	7.70%	02/10/2029		242	227,723
Trans Union LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.25%)	6.32%	11/30/2028		452	445,240
Verra Mobility Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	6.13%	03/19/2028		539	535,812
Virtusa Corp.
Incremental Term Loan B (1 mo. Term SOFR + 3.75%)	7.94%	02/08/2029		279	272,143
Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	02/11/2028		155	151,032
WebHelp (France), Term Loan B (1 mo. USD LIBOR + 4.00%)	6.79%	08/04/2028		338	321,902
					14,099,385

Cable & Satellite Television–3.99%
Altice Financing S.A. (Luxembourg)
Term Loan (3 mo. USD LIBOR + 2.75%) (Acquired 09/13/2019-07/25/2022; Cost $655,984)(e)	6.83%	07/15/2025		667	656,615
Term Loan (3 mo. USD LIBOR + 2.75%) (Acquired 04/28/2020-09/15/2020; Cost $482,605)(e)	6.83%	01/31/2026		497	487,344
Atlantic Broadband Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	6.57%	09/01/2028		50	48,346
CSC Holdings LLC, Incremental Term Loan (1 mo. Term SOFR + 2.25%)	6.12%	01/15/2026		38	36,179
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	8.65%	08/14/2026		522	504,881
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	7.77%	01/31/2026		380	364,817
Telenet - LG, Term Loan AR (6 mo. USD LIBOR + 2.00%)	5.87%	04/30/2028		660	641,848
UPC - LG
Term Loan AT (1 mo. USD LIBOR + 2.25%)	6.12%	04/30/2028		99	96,949
Term Loan AX (1 mo. USD LIBOR + 2.93%)	6.80%	01/31/2029		1,129	1,104,362
Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. USD LIBOR + 2.50%)	6.37%	01/31/2028		776	758,068
Term Loan Q (1 mo. USD LIBOR + 3.25%)	7.12%	01/31/2029		788	774,693
Vodafone Ziggo - LG, Term Loan H(f)	–	01/31/2029	EUR	1,000	977,170
					6,451,272

Chemicals & Plastics–2.91%
AkzoNoble Chemicals, Term Loan (3 mo. USD LIBOR + 2.75%)	7.16%	10/01/2025		243	237,441
Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	8.83%	08/27/2026		133	127,622
BASF Construction Chemicals (Germany), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)(d)	7.17%	09/29/2027		1,064	1,043,067
BES (Discovery Purchaser Corp.), Second Lien Term Loan (1 mo. Term SOFR + 4.38%)	7.97%	08/03/2029		148	135,150
Caldic (Pearls BidCo) (Netherlands), Term Loan B (1 mo. Term SOFR + 4.00%)	7.84%	02/04/2029		95	89,443
Charter NEX US, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	7.82%	12/01/2027		272	265,866
Colouroz Investment LLC (Germany)
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 8.57% Cash Rate(g)	0.75%	09/21/2023		1	533
PIK First Lien Term Loan C, 0.75% PIK Rate, 8.57% Cash Rate(g)	0.75%	09/21/2023		37	27,208
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 8.57% Cash Rate(g)	5.75%	09/21/2024		9	6,364
Cyanco Intermediate 2 Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	7.57%	03/16/2025		130	125,343
Eastman Tire Additives (River Buyer, Inc.), Term Loan B (1 mo. USD LIBOR + 5.25%)	9.32%	11/01/2028		445	349,027
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (1 mo. Term SOFR + 3.75%)	7.67%	02/01/2029		205	192,494
Gemini HDPE LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	7.42%	12/31/2027		323	316,024

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
ICP Group Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	7.42%	12/29/2027		$ 378	$ 323,736
Lummus Technology (Illuminate Buyer LLC), Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	06/30/2027		318	306,421
Nobian Finance B.V., Term Loan B (3 mo. EURIBOR + 3.20%)	5.40%	07/01/2026	EUR	266	248,647
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	7.67%	12/14/2027		101	97,887
PQ Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	6.91%	06/09/2028		204	201,309
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	7.96%	11/03/2025		5	5,178
Tronox Finance LLC, Incremental Term Loan B (1 mo. Term SOFR + 3.25%)	6.80%	03/03/2029		317	311,725
W.R. Grace & Co., Term Loan B (3 mo. USD LIBOR + 3.75%)	7.44%	09/22/2028		306	301,609
					4,712,094

Clothing & Textiles–0.51%
ABG Intermediate Holdings 2 LLC
Second Lien Term Loan (1 mo. Term SOFR + 6.00%)	10.19%	12/20/2029		130	121,286
Term Loan B-1 (1 mo. Term SOFR + 3.50%)	7.69%	12/21/2028		367	355,219
BK LC Lux SPV S.a.r.l. (Birkenstock), Term Loan B (1 mo. USD LIBOR + 3.25%)	7.69%	04/28/2028		356	344,316
					820,821

Conglomerates–0.40%
APi Group DE, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	6.82%	01/03/2029		159	157,611
CeramTec (CTEC III GmbH) (Germany), Term Loan B (3 mo. EURIBOR + 3.75%)	5.70%	03/16/2029	EUR	81	79,453
Safe Fleet Holdings LLC
Incremental First Lien Term Loan (1 mo. Term SOFR + 5.00%)(d)	9.12%	02/23/2029		59	57,936
Term Loan B (1 mo. Term SOFR + 3.75%)	7.87%	02/17/2029		365	353,943
					648,943

Containers & Glass Products–1.54%
Berlin Packaging LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	7.43%	03/11/2028		291	279,534
Brook & Whittle Holding Corp., Term Loan B (1 mo. Term SOFR + 4.00%)	8.55%	12/14/2028		175	158,603
Brook and Whittle Holding Corp.
Delayed Draw Term Loan(f)	–	12/14/2028		49	43,907
Incremental Term Loan B(f)	–	12/14/2028		40	36,144
Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%) (Acquired 06/23/2020-12/02/2021; Cost $644,699)(e)	7.67%	11/21/2023		681	621,153
Keter Group B.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.86%	10/31/2023	EUR	109	85,674
LABL, Inc. (Multi-Color), Term Loan B (1 mo. USD LIBOR + 5.00%)	9.07%	10/29/2028		664	633,066
Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (1 mo. USD LIBOR + 4.30%)	7.97%	07/07/2028		168	153,315
Mold-Rite Plastics LLC (Valcour Packaging LLC)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(d)	7.98%	10/04/2028		180	160,466
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(d)	11.23%	10/04/2029		74	61,397
Pretium Packaging, Second Lien Term Loan B (1 mo. USD LIBOR + 6.75%)	10.49%	10/01/2029		61	48,867
Refresco Group N.V. (Netherlands)
Term Loan B (3 mo. SONIA + 5.25%)	8.18%	05/05/2029	GBP	37	42,592
Term Loan B (1 mo. Term SOFR + 4.25%)	8.52%	07/12/2029		164	160,740
					2,485,458

Cosmetics & Toiletries–0.75%
Bausch and Lomb, Inc., Term Loan (1 mo. Term SOFR + 3.25%)	7.15%	05/05/2027		781	742,408
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	6.11%	04/05/2025		124	123,324
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	6.61%	06/29/2028	EUR	302	272,675
Wella (Rainbow FinCo S.a.r.l.), Term Loan B (3 mo. EURIBOR + 3.75%)	4.66%	02/24/2029	EUR	76	74,625
					1,213,032

Ecological Services & Equipment–0.51%
Anticimex (Sweden), Term Loan B (1 mo. USD LIBOR + 3.50%)(d)	8.23%	11/16/2028		312	303,731
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	7.42%	05/11/2025		174	162,129
OGF (France), Term Loan B-2 (3 mo. EURIBOR + 4.75%)	4.81%	12/31/2025	EUR	58	52,484
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	03/20/2025		115	99,150
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 8.50%)	13.43%	11/02/2028		256	213,857
					831,351

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–9.15%
Altar BidCo, Inc.
First Lien Term Loan (1 mo. Term SOFR + 3.35%)	5.50%	02/01/2029		$ 98	$ 93,169
Second Lien Term Loan (1 mo. Term SOFR + 5.60%)	7.35%	02/01/2030		66	55,725
AppLovin Corp., Term Loan B (3 mo. USD LIBOR + 3.00%)	6.67%	10/25/2028		394	370,976
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	5.49%	10/02/2025	EUR	7	7,066
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	8.05%	04/18/2025		533	515,077
CDK Global, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	8.11%	06/09/2029		168	166,558
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%) (Acquired 12/16/2020-02/02/2022; Cost $225,465)(e)	8.78%	01/01/2028		226	207,755
Delta Topco, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	5.84%	12/01/2027		623	585,984
Devoteam (Castillon S.A.S. - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	5.56%	12/09/2027	EUR	100	101,134
Diebold Nixdorf, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	6.63%	11/06/2023		322	227,994
Digi International, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)(d)	9.07%	11/01/2028		278	275,408
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	6.64%	02/04/2028		362	357,204
Entegris, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	5.60%	07/06/2029		424	420,976
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	8.09%	05/06/2026		101	94,143
EverCommerce, Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	07/01/2028		191	186,362
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	6.87%	06/13/2024		534	484,693
Forcepoint, Term Loan (1 mo. USD LIBOR + 4.25%)	8.66%	01/07/2028		276	250,244
Go Daddy Operating Co. LLC, Term Loan B(f)	–	10/21/2029		24	23,561
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	7.57%	07/01/2024		23	23,165
Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	10.32%	07/07/2025		6	5,307
Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	12.42%	01/11/2027		72	56,252
Term Loan (3 mo. USD LIBOR + 4.00%)	8.59%	01/10/2026		71	57,452
Inetum (Granite Fin Bidco SAS) (France), Term Loan B	6.43%	10/17/2028	EUR	93	89,807
Infinite Electronics, Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	10.67%	03/02/2029		64	59,584
Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	6.88%	10/15/2028		588	578,390
Internap Corp., Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)(d)	11.09%	05/08/2025		875	437,611
KeyLoop (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.00%)	5.16%	03/01/2028	EUR	57	55,552
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	8.77%	08/28/2027		924	598,876
Mavenir Systems, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)(d)	9.42%	08/13/2028		648	531,055
McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	12.67%	07/27/2029		246	210,600
Term Loan B (1 mo. USD LIBOR + 4.75%)	9.17%	07/27/2028		246	222,594
McAfee LLC, First Lien Term Loan B (1 mo. Term SOFR + 4.50%)	7.64%	03/01/2029		379	361,146
Mirion Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	5.63%	10/20/2028		407	400,404
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%)	10.29%	04/29/2026		740	691,365
NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	6.92%	08/28/2026		220	213,531
Oberthur Technologies of America Corp., Term Loan B (1 mo. USD LIBOR + 4.50%)	8.17%	01/09/2026		502	488,329
Open Text Corp. (Canada), Incremental Term Loan B(f)	–	11/16/2029		693	675,109
Optiv, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	7.42%	02/01/2024		957	928,681
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	8.32%	01/02/2025		369	346,860
Quest Software US Holdings, Inc.
Second Lien Term Loan (1 mo. Term SOFR + 7.50%)	11.59%	01/20/2030		43	26,652
Term Loan B (1 mo. Term SOFR + 4.25%)	8.49%	01/19/2029		929	709,344
Riverbed Technology, Inc., PIK Term Loan, 2.00% PIK Rate, 12.54% Cash Rate (Acquired 12/06/2021-11/07/2022; Cost $1,322,104)(e)(g)	2.00%	12/08/2026		1,101	465,665
Sandvine Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	8.17%	10/31/2025		193	184,239
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	11.67%	11/02/2026		76	68,908
SonicWall U.S. Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	12.20%	05/18/2026		97	90,186
Term Loan (1 mo. USD LIBOR + 3.75%)	8.45%	05/16/2025		380	370,128
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (3 mo. USD LIBOR + 3.50%)	6.67%	03/05/2027		0	368

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	7.82%	05/04/2026		$ 692	$675,654
Second Lien Term Loan (1 mo. USD LIBOR + 5.25%)	9.00%	05/03/2027		53	49,381
Term Loan (1 mo. USD LIBOR + 3.25%)	7.00%	05/04/2026		53	50,915
UST Holdings Ltd., Term Loan B (1 mo. USD LIBOR + 3.75%)	7.79%	10/15/2028		214	210,926
Veritas US, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	8.67%	09/01/2025		613	445,312
					14,803,377

Financial Intermediaries–0.80%
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	7.57%	04/07/2028		810	774,555
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	10.82%	07/20/2026		36	33,088
LendingTree, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	7.83%	09/15/2028		335	302,816
Stiphout Finance LLC, Incremental Term Loan (1 mo. EURIBOR + 3.75%)	5.24%	10/26/2025	EUR	28	28,168
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	7.91%	02/18/2027		166	157,826
					1,296,453

Food Products–1.61%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	8.09%	12/18/2026		169	164,661
Biscuit International (France), Term Loan B(f)	–	02/14/2027	EUR	86	58,393
Biscuit Intl (Cookie Acq S.A.S., De Banketgroep Holding) (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	5.86%	02/15/2027	EUR	73	50,086
Florida Food Products LLC
First Lien Term Loan (1 mo. Term SOFR + 5.00%)(d)	9.02%	10/18/2028		146	134,451
First Lien Term Loan (1 mo. Term SOFR + 5.00%)(d)	9.07%	10/18/2028		1,096	1,007,874
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	12.07%	10/08/2029		218	200,642
H-Food Holdings LLC
Incremental Term Loan B-2 (3 mo. USD LIBOR + 4.00%)	8.07%	05/23/2025		194	170,714
Term Loan (3 mo. USD LIBOR + 3.69%)	7.76%	05/23/2025		440	384,145
Panzani/Pimente (France), Term Loan B (3 mo. EURIBOR + 4.25%)	5.44%	12/02/2028	EUR	61	60,126
Sigma Bidco B.V. (Netherlands), Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	5.90%	07/02/2025		35	32,259
United Natural Foods, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	7.45%	10/22/2025		19	19,009
Valeo Foods (Jersey) Ltd. (United Kingdom)
First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	5.19%	09/29/2028	EUR	195	175,984
Term Loan B(f)	–	06/28/2028	GBP	153	149,099
					2,607,443

Food Service–0.58%
Euro Garages (Netherlands), Term Loan (3 mo. USD LIBOR + 4.00%)	7.67%	02/07/2025		444	407,009
US Foods, Inc., Incremental Term Loan (3 mo. USD LIBOR + 2.75%)	6.82%	11/22/2028		239	237,908
Weight Watchers International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	7.58%	04/13/2028		478	299,181
					944,098

Health Care–2.94%
Acacium (Impala Bidco Ltd./ICS US, Inc.) (United Kingdom), Term Loan (1 mo. SONIA + 4.75%)	7.68%	06/08/2028	GBP	119	133,312
Ascend Learning LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	7.57%	12/11/2028		93	88,381
athenahealth, Inc.
Delayed Draw Term Loan(h)	0.00%	02/15/2029		121	111,039
Term Loan B (1 mo. Term SOFR + 3.50%)	7.41%	02/15/2029		713	653,273
Cerba (Chrome Bidco) (France), Term Loan (3 mo. EURIBOR + 4.00%)	5.49%	02/14/2029	EUR	84	83,319
Cheplapharm Arzneimittel GmbH (Germany), Term Loan B (3 mo. EURIBOR + 4.00%)	5.34%	02/22/2029	EUR	106	106,831
Dermatology Intermediate Holdings III, Inc.
Delayed Draw Term Loan (1 mo. Term SOFR + 4.25%)	8.34%	03/31/2029		14	13,237
Delayed Draw Term Loan(h)	0.00%	03/31/2029		2	2,044
Term Loan B (1 mo. Term SOFR + 4.25%)	8.34%	03/23/2029		83	81,548
embecta, Term Loan (1 mo. Term SOFR + 3.00%)	6.55%	03/30/2029		2	2,160
Ethypharm (France), Term Loan B (3 mo. SONIA + 4.5%)	6.69%	04/17/2028	GBP	133	131,695
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	8.57%	02/04/2027		352	322,817
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	7.67%	10/01/2027		141	137,515
Global Healthcare Exchange LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	6.13%	06/28/2024		132	130,431

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Global Medical Response, Inc.
Term Loan (1 mo. USD LIBOR + 4.25%)	8.32%	03/14/2025		$ 72	$ 57,955
Term Loan (1 mo. USD LIBOR + 4.25%)	8.09%	10/02/2025		236	188,320
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	6.82%	10/25/2028		35	34,999
ICU Medical, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.41%	12/15/2028		66	64,008
International SOS L.P., Term Loan B (1 mo. USD LIBOR + 3.75%)	7.44%	09/07/2028		391	385,675
MedAssets Software Intermediate Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	8.07%	12/18/2028		472	426,836
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	10.82%	12/17/2029		129	109,738
Nemera (Financiere N BidCo) (France), Incremental Term Loan B(f)	–	01/22/2026	EUR	25	24,390
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	5.86%	12/15/2027	EUR	44	44,666
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	5.86%	12/15/2027	EUR	26	25,801
Organon & Co., Term Loan B (1 mo. USD LIBOR + 3.00%)	6.19%	06/02/2028		518	514,058
Recipharm (Roar BidCo), Term Loan B (3 mo. EURIBOR + 3.20%)	5.00%	02/17/2028	EUR	97	92,593
Sharp Midco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	7.67%	12/15/2028		13	12,366
Summit Behavioral Healthcare LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)(d)	9.45%	11/24/2028		353	333,420
Veonet (Blitz F21-433 GmbH) (Germany), Term Loan B (3 mo. EURIBOR + 4.25%)	5.45%	04/11/2029	EUR	74	74,737
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	8.07%	08/27/2025		124	123,870
Women’s Care Holdings, Inc. LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)(d)	11.62%	01/15/2029		80	74,977
WP CityMD Bidco LLC, First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	6.92%	12/22/2028		179	178,804
					4,764,815

Home Furnishings–1.91%
Griffon Corp., Term Loan B (1 mo. Term SOFR + 2.75%)	7.01%	01/19/2029		16	15,288
Hunter Douglas, Inc.
First Lien Term Loan (1 mo. Term SOFR + 3.50%)	7.86%	02/09/2029		767	673,841
First Lien Term Loan (3 mo. EURIBOR + 4.00%)	5.90%	02/26/2029	EUR	448	413,493
Mattress Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.25%)	8.43%	09/25/2028		667	566,315
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 06/22/2020-09/06/2022; Cost $410,116)(e)	10.79%	08/10/2023		413	402,636
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 06/22/2020-03/18/2021; Cost $972,486)(e)	10.79%	08/10/2023		991	472,068
SIWF Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	7.60%	10/16/2028		314	247,923
TGP Holdings III LLC
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.25%)	3.25%	06/29/2028		2	1,949
Delayed Draw Term Loan(h)	0.00%	06/29/2028		7	5,848
Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	06/29/2028		73	59,132
VC GB Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	9.63%	07/01/2029		120	103,819
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.25%)	8.44%	10/30/2027		24	20,177
Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	10/30/2027		132	111,268
					3,093,757

Industrial Equipment–2.49%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	7.41%	10/08/2027		306	299,053
Apex Tool Group LLC, Term Loan B (1 mo. Term SOFR + 5.25%)	9.15%	02/08/2029		256	223,486
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 5.50%)(d)	9.54%	12/20/2028		238	232,135
Deliver Buyer, Inc. (MHS Holdings), Term Loan B (1 mo. Term SOFR + 5.50%)	9.05%	06/08/2029		374	310,286
Engineered Machinery Holdings, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	7.42%	05/19/2028		8	7,861
Second Lien Incremental Term Loan (3 mo. USD LIBOR + 6.00%)	9.67%	05/21/2029		40	37,176
Kantar (Summer BC Bidco) (United Kingdom)
Term Loan B (1 mo. USD LIBOR + 5.00%)	8.14%	12/04/2026		178	165,253
Term Loan B-2(f)	–	12/04/2026		89	82,134
Madison IAQ LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	6.82%	06/21/2028		549	523,140
MKS Instruments, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.76%	04/11/2029		12	11,956
MX Holdings US, Inc., Term Loan B-1-C (3 mo. USD LIBOR + 2.50%)	6.57%	07/31/2025		24	24,048

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Robertshaw US Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	7.63%	02/28/2025		$ 680	$ 505,947
Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	12.13%	02/28/2026		166	102,050
Syntegon (BOSPAC Platin2025 S.a.r.l.) (Germany), Term Loan B (3 mo. EURIBOR + 3.65%)	5.09%	12/29/2028	EUR	298	290,652
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (6 mo. USD LIBOR + 3.50%)	6.87%	07/31/2027		1,022	981,333
Victory Buyer LLC (Vantage Elevator)
Second Lien Term Loan B (3 mo. USD LIBOR + 7.00%)(d)	10.57%	11/19/2029		60	55,781
Term Loan B (1 mo. USD LIBOR + 3.75%)	7.32%	11/15/2028		213	181,619
					4,033,910

Insurance–1.61%
Acrisure LLC
Term Loan (1 mo. USD LIBOR + 3.50%)	7.57%	02/15/2027		785	737,219
Term Loan B (1 mo. USD LIBOR + 3.75%)	7.82%	02/15/2027		229	217,273
Alliant Holdings Intermediate LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	7.32%	05/09/2025		411	403,227
HUB International Ltd.
Incremental Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	7.23%	04/25/2025		267	262,888
Term Loan (3 mo. USD LIBOR + 3.00%)	7.33%	04/25/2025		263	257,996
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	7.19%	09/01/2027		101	100,998
Sedgwick Claims Management Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	7.82%	09/03/2026		25	24,485
Term Loan (3 mo. USD LIBOR + 3.25%)	7.32%	12/31/2025		184	178,893
Sisaho international (France), Term Loan B (3 mo. EURIBOR + 3.75%)	4.23%	11/16/2028	EUR	127	127,167
USI, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	6.92%	12/02/2026		305	300,703
					2,610,849

Leisure Goods, Activities & Movies–3.97%
Alpha Topco Ltd. (United Kingdom), First Lien Term Loan (f)	–	01/15/2030		269	268,163
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	6.86%	04/22/2026		461	259,203
Carnival Corp.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	6.13%	10/18/2028		685	645,208
Term Loan (1 mo. USD LIBOR + 3.00%)	5.88%	06/30/2025		80	77,568
Crown Finance US, Inc.
Delayed Draw Term Loan (Acquired 09/14/2022-09/23/2022; Cost $91,562)(e)(f)(i)	–	09/07/2023		93	89,548
DIP Term Loan (1 mo. Term SOFR + 10.00%) (Acquired 09/14/2022-09/23/2022; Cost $1,933,116)(e)(i)	13.90%	09/09/2023		2,030	1,964,546
Incremental Term Loan B-1 (6 mo. USD LIBOR + 8.25%) (Acquired 07/29/2021-05/10/2022; Cost $266,714)(e)(i)	13.78%	02/28/2025		262	283,481
Term Loan (Acquired 03/10/2021-01/05/2022; Cost $608,447)(e)(i)(j)	0.00%	02/28/2025		711	158,657
Term Loan(i)(j)	0.00%	02/28/2025	EUR	79	18,222
Term Loan (Acquired 03/05/2020-07/26/2022; Cost $493,743)(e)(i)(j)	0.00%	09/30/2026		676	149,005
Term Loan B-1 (1 mo. USD LIBOR + 7.00%) (Acquired 04/30/2021-12/15/2021; Cost $818,812)(e)(i)	8.25%	05/23/2024		731	871,945
Term Loan B-2 (Acquired 10/18/2021-06/28/2022; Cost $273,813)(e)(f)(i)	–	05/23/2024		280	280,417
Dorna Sports S.L. (Spain), Term Loan B (3 mo. EURIBOR + 3.50%)	4.69%	03/30/2029	EUR	145	143,872
Eagle Midco Ltd. (United Kingdom), Term Loan (SONIA + 4.25%)	7.43%	03/20/2028	GBP	83	90,751
Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	7.49%	04/18/2025		121	111,541
Parques Reunidos (Piolin Bidco s.a.u) (Spain), Term Loan B (3 mo. EURIBOR + 3.75%)	3.98%	09/16/2026	EUR	426	416,825
SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	7.13%	08/25/2028		244	239,477
SRAM LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	5.87%	05/18/2028		40	39,063
Vue International Bidco PLC (United Kingdom)
Term Loan (3 mo. EURIBOR + 8.00%)(d)	9.77%	06/30/2027	EUR	64	62,914
Term Loan B-1(f)(j)	–	07/03/2026	EUR	437	257,594
					6,428,000

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Lodging & Casinos–3.94%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	8.69%	02/02/2026		$ 141	$ 133,566
Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	02/02/2026		300	281,652
B&B Hotels S.A.S. (France)
Term Loan B-3-A (3 mo. EURIBOR + 3.38%)	5.18%	07/31/2026	EUR	530	515,253
Term Loan B-4 (3 mo. EURIBOR + 5.50%)	5.50%	07/31/2026	EUR	143	144,010
Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	7.13%	10/02/2028		361	343,915
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	7.57%	07/21/2025		155	154,392
Term Loan B (3 mo. USD LIBOR + 2.75%)	6.82%	12/23/2024		170	168,885
Everi Payments, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	6.57%	07/31/2028		804	797,088
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 4.00%)	8.09%	01/31/2029		313	299,201
Flutter Financing B.V. (Stars Group), Term Loan B (1 mo. Term SOFR + 3.25%)	6.78%	07/04/2028		371	368,601
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan(f)	–	11/30/2029		79	78,842
GVC Finance LLC
First Lien Term Loan (1 mo. Term SOFR + 3.50%)	7.51%	10/31/2029		240	238,115
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	6.17%	03/16/2027		393	388,315
Hilton Grand Vacations Borrower LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	7.07%	08/02/2028		248	245,601
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.28%	09/12/2025	EUR	30	26,804
Term Loan D (3 mo. EURIBOR + 5.50%)	6.75%	09/12/2027	EUR	1,206	1,103,507
Scientific Games International, Inc., Term Loan (1 mo. Term SOFR + 3.00%)	6.90%	04/07/2029		328	322,709
Scientific Games Lottery
Term Loan B (3 mo. EURIBOR + 4.00%)	5.19%	01/31/2029	EUR	84	83,574
Term Loan B (1 mo. Term SOFR + 3.50%)	7.10%	04/04/2029		302	289,510
Tackle Group S.a.r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	4.36%	05/22/2028	EUR	315	306,195
Wyndham Hotels & Resorts, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	5.82%	05/30/2025		86	86,074
					6,375,809

Nonferrous Metals & Minerals–0.79%
ACNR Holdings, Inc., PIK Term Loan, 3.00% PIK Rate, 17.33% Cash Rate (g)	3.00%	09/16/2025		127	127,402
American Rock Salt Co. LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(d)	11.32%	06/11/2029		23	22,280
Term Loan B (1 mo. USD LIBOR + 4.00%)	8.07%	06/09/2028		82	75,618
AZZ, Inc., First Lien Term Loan(f)	–	05/06/2029		367	366,617
Corialis (United Kingdom), Term Loan B (1 mo. SONIA + 4.15%)	7.11%	07/06/2028	GBP	44	44,503
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.50%)	9.20%	07/19/2025		157	134,416
Term Loan (1 mo. USD LIBOR + 9.00%)	13.70%	10/22/2025		151	125,073
Kissner Group, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	8.41%	03/16/2027		392	377,902
					1,273,811

Oil & Gas–2.04%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	7.94%	05/21/2025		584	582,523
Gulf Finance LLC, Term Loan (1 mo. USD LIBOR + 6.75%)	10.83%	08/25/2026		328	272,037
McDermott International Ltd.
LOC(h)	0.00%	06/30/2024		342	278,823
LOC(d)	5.48%	06/30/2024		182	146,448
PIK Term Loan, 3.00% PIK Rate, 5.07% Cash Rate(g)	3.00%	06/30/2025		96	51,706
Term Loan (1 mo. USD LIBOR + 3.00%)	7.07%	06/30/2024		10	6,228
Petroleum GEO-Services ASA (Norway)
Term Loan(d)	10.30%	03/18/2024		82	79,764
Term Loan (1 mo. USD LIBOR + 7.50%)	11.18%	03/19/2024		277	264,937
QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021-10/14/2022; Cost $1,215,975)(e)	12.07%	08/27/2026		1,238	1,234,458
TransMontaigne Partners LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	7.44%	11/17/2028		394	387,059
					3,303,983

Publishing–3.01%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	8.02%	08/12/2028		127	125,932

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Publishing–(continued)
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%) (Acquired 06/29/2021-06/01/2022; Cost $882,505)(e)	7.81%	06/29/2026		$ 896	$ 825,417
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	08/21/2026		767	703,551
Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	7.84%	12/01/2028		795	691,727
Harbor Purchaser, Inc.
Second Lien Term Loan (1 mo. Term SOFR + 8.50%)(d)	12.59%	03/31/2030		468	414,293
Term Loan B (1 mo. Term SOFR + 5.25%)	9.44%	03/31/2029		766	725,895
McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	8.82%	07/30/2028		738	707,081
Micro Holding L.P.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	7.82%	09/13/2024		25	24,528
Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	09/13/2024		675	658,220
					4,876,644

Radio & Television–1.55%
Diamond Sports Holdings LLC
First Lien Term Loan (1 mo. Term SOFR + 8.00%)	11.89%	05/25/2026		325	308,667
Second Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.14%	08/24/2026		451	74,205
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 2.75%)	6.82%	01/07/2028		605	589,338
Gray Television, Inc., Term Loan D (1 mo. USD LIBOR + 3.00%)	6.77%	12/01/2028		372	363,009
iHeartCommunications, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	7.32%	05/01/2026		53	49,776
Term Loan (1 mo. USD LIBOR + 3.00%)	7.07%	05/01/2026		262	246,359
Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	6.58%	09/30/2026		653	627,585
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	7.08%	04/01/2028		170	159,930
Univision Communications, Inc.
Term Loan B(f)	–	05/05/2028		57	55,932
Term Loan B (1 mo. Term SOFR + 4.25%)	7.79%	06/10/2029		26	25,311
					2,500,112

Retailers (except Food & Drug)–2.21%
Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	7.82%	03/06/2028		762	734,300
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	7.24%	11/08/2027		449	435,914
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	10.49%	11/06/2028		84	80,373
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	29	26,045
Term Loan B-2 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	17	15,029
Term Loan B-3 3 mo. EURIBOR + 5.50%	5.73%	04/08/2026	EUR	50	45,174
Term Loan B-4 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	51	45,930
Term Loan B-5 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	11	10,239
Petco Animal Supplies, Inc., First Lien Term loan (1 mo. USD LIBOR + 3.25%)	6.92%	03/02/2028		454	440,883
PetSmart LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	02/11/2028		1,060	1,022,853
Rent-A-Center, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	7.69%	02/17/2028		155	148,944
Restoration Hardware, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	6.57%	10/20/2028		51	48,331
Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)	9.17%	04/21/2028		543	528,316
					3,582,331

Surface Transport–1.87%
American Trailer World Corp., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	7.83%	03/03/2028		174	157,097
ASP LS Acquisition Corp., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	7.38%	05/07/2028		146	114,674
Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	8.32%	09/30/2028		230	209,848
First Student Bidco, Inc.
Delayed Draw Term Loan (1 mo. Term SOFR + 4.00%)	7.65%	07/21/2028		37	35,478
Incremental Term Loan B (1 mo. Term SOFR + 4.00%)	7.65%	07/21/2028		530	510,880
Term Loan B (1 mo. USD LIBOR + 3.00%)	6.64%	07/21/2028		478	450,451
Term Loan C (1 mo. USD LIBOR + 3.00%)	6.64%	07/21/2028		178	167,531
Hurtigruten (Explorer II AS) (Norway), Term Loan B (3 mo. EURIBOR + 4.00%)	4.91%	02/24/2025	EUR	691	571,213
Novae LLC, Term Loan B (1 mo. Term SOFR + 5.00%)	9.70%	12/22/2028		124	113,044
PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	7.07%	04/01/2028		626	599,199

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Surface Transport–(continued)
STG - XPOI Opportunity, Term Loan B (1 mo. Term SOFR + 6.00%)	10.19%	04/30/2028		$ 109	$ 103,309
					3,032,724

Telecommunications–6.00%
Avaya, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.25%) (Acquired 11/15/2019-04/27/2022; Cost $927,506)(e)	8.12%	12/15/2027		947	454,512
Term Loan B-2 (1 mo. USD LIBOR + 4.00%) (Acquired 02/17/2021-01/12/2022; Cost $473,062)(e)	7.87%	12/15/2027		471	226,286
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	7.12%	11/30/2027		172	168,180
CCI Buyer, Inc., Term Loan (1 mo. Term SOFR + 3.75%)	7.55%	12/17/2027		456	441,931
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	6.32%	03/15/2027		493	468,994
Colorado Buyer, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.00%)	8.36%	05/01/2024		131	115,949
Term Loan (3 mo. USD LIBOR + 3.00%)	7.36%	05/01/2024		129	114,386
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	8.52%	04/27/2027		467	457,586
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (1 mo. USD LIBOR + 3.00%)	6.69%	11/12/2027		284	274,235
II-VI, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	6.59%	12/15/2028		545	541,043
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	7.58%	12/11/2026		330	326,249
Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B (1 mo. Term SOFR + 4.25%)	7.44%	02/01/2029		1,282	1,241,069
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	5.82%	03/01/2027		140	133,628
MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan 3 mo. SOFR + 6.70% (Acquired 10/18/2022; Cost $1,005,969)(e)	11.15%	11/01/2027		1,086	901,360
Term Loan (Acquired 10/18/2022; Cost $445,203)(e)	10.89%	11/01/2027		462	453,981
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	09/25/2026		607	534,818
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	7.17%	12/07/2026		813	410,603
Viasat, Inc., First Lien Term Loan B (1 mo. Term SOFR + 3.75%)	8.70%	02/23/2029		335	327,267
Voyage Digital (NC) Ltd., Term Loan B (1 mo. Term SOFR + 4.50%)(d)	8.78%	03/03/2029		289	283,365
Windstream Services LLC, Term Loan B (1 mo. Term SOFR + 6.25%)	10.44%	09/21/2027		950	872,997
Zayo Group LLC
Incremental Term Loan (1 mo. Term SOFR + 4.25%)	8.34%	03/09/2027		414	325,373
Term Loan (1 mo. USD LIBOR + 3.00%)	7.07%	03/09/2027		837	636,037
					9,709,849

Utilities–2.47%
Alpine (ADVPW/Innio Distributed Power), Term Loan B (3 mo. EURIBOR + 4.00%)	5.73%	10/31/2025	EUR	103	101,428
APLP Holdings L.P. (Canada), Term Loan B (1 mo. USD LIBOR + 3.75%)	7.40%	05/14/2027		165	164,552
Brookfield WEC Holdings, Inc.
Incremental Term Loan(f)	–	08/01/2025		717	712,826
Term Loan B (1 mo. USD LIBOR + 2.75%)	6.82%	08/01/2025		425	418,017
Calpine Corp., Term Loan (1 mo. USD LIBOR + 2.50%)	6.58%	12/16/2027		21	20,895
Centuri Group, Inc., Term Loan B (3 mo. USD LIBOR + 1.50%)	7.23%	08/27/2028		0	18
Covanta Holding Corp.
Term Loan B (1 mo. USD LIBOR + 2.50%)	6.59%	11/30/2028		175	172,104
Term Loan C (1 mo. USD LIBOR + 2.50%)	6.59%	11/30/2028		13	12,956
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	7.42%	10/02/2025		460	392,077
Frontera Generation Holdings LLC
First Lien Term Loan (Prime Rate + 13.00%)(d)	16.67%	07/28/2026		245	246,214
Second Lien Term Loan (Prime Rate + 1.50%)(d)	5.17%	07/28/2028		238	59,448
Generation Bridge LLC
Term Loan B (1 mo. USD LIBOR + 5.00%)	8.67%	12/01/2028		221	219,949
Term Loan C (1 mo. USD LIBOR + 5.00%)	8.67%	12/01/2028		5	4,617
Granite Acquisition, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	6.42%	03/24/2028		127	124,696
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	6.87%	11/09/2026		144	141,061
KAMC Holdings, Inc., First Lien Term Loan B(f)	–	08/14/2026		17	14,050
Lightstone Holdco LLC
Term Loan B (1 mo. Term SOFR + 5.75%)	9.84%	02/01/2027		458	420,595
Term Loan C (1 mo. Term SOFR + 5.75%)	9.84%	02/01/2027		26	23,833

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	8.32%	05/16/2024	$ 130	$ 99,780
Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	7.27%	06/23/2028	204	193,182
Pike Corp., Term Loan (1 mo. Term SOFR + 3.50%)	7.59%	01/21/2028	72	71,190
Talen Energy Supply LLC, DIP Term Loan	8.85%	11/11/2023	130	130,864
USIC Holding, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	05/12/2028	260	249,645
				3,993,997
Total Variable Rate Senior Loan Interests (Cost $140,082,166)				128,170,257

			Shares
Common Stocks & Other Equity Interests–5.92%(k)
Business Equipment & Services–0.12%
Checkout Holding Corp.			19,788	6,678
iQor US, Inc., Term Loan			23,470	187,760
				194,438

Containers & Glass Products–0.18%
Libbey Glass, Inc. (Acquired 11/13/2020-02/10/2022; Cost $131,797)(e)			29,078	290,780

Electronics & Electrical–0.03%
Fusion Connect, Inc.(d)			10	0
Fusion Connect, Inc., Wts., expiring 01/14/2040(d)			90,368	904
Internap Corp.(d)			218,015	43,603
Riverbed Technology, Inc. (Acquired 12/06/2021; Cost $77,151)(d)(e)			4,606	1,174
Sungard Availability Services Capital, Inc.(d)			3,420	445
				46,126

Industrial Equipment–0.19%
North American Lifting Holdings, Inc.			38,021	308,921

Leisure Goods, Activities & Movies–0.00%
Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(d)(e)(i)			35,578	2,144

Oil & Gas–5.26%
Aquadrill LLC (Acquired 05/27/2021; Cost $392,522)(e)			12,662	522,307
Harvey Gulf International Marine LLC(d)			6,360	143,100
Larchmont Resources LLC(d)			137	13,630
McDermott International Ltd.(d)			19,276	8,240
QuarterNorth Energy, Inc. (Acquired 08/27/2021-10/29/2021; Cost $1,283,381)(d)(e)			31,622	6,308,273
Sabine Oil & Gas Holdings, Inc.(d)(l)			1,419	965
Southcross Energy Partners L.P. (Acquired 04/26/2016-10/29/2020; Cost $2,491,123)(d)(e)			251,018	1,883
Tribune Resources, Inc.			606,015	1,502,008
Tribune Resources, Inc., Wts., expiring 04/03/2023(d)			156,901	3,923
				8,504,329

Surface Transport–0.14%
Commercial Barge Line Co. (Acquired 01/31/2020-02/06/2020; Cost $104,219)(e)			2,003	78,117
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 01/31/2020-08/12/2022; Cost $0)(e)			78,330	36,717
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-08/12/2022; Cost $0)(e)			56,720	35,450
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 01/31/2020-02/06/2020; Cost $109,549)(e)			2,105	82,095
				232,379

Utilities–0.00%
Frontera Generation Holdings LLC(d)			17,409	261
Total Common Stocks & Other Equity Interests (Cost $12,559,106)				9,579,378

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
U.S. Dollar Denominated Bonds & Notes–2.52%
Aerospace & Defense–0.11%
Castlelake Aviation Finance DAC (m)	5.00%	04/15/2027	$ 200	$ 170,333

Building & Development–0.52%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (m)	4.50%	04/01/2027	435	381,626
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(m)	5.75%	05/15/2026	471	453,677
				835,303

Cable & Satellite Television–0.69%
Altice Financing S.A. (Luxembourg) (Acquired 06/09/2022; Cost $38,903)(e)(m)	5.75%	08/15/2029	45	36,850
Altice Financing S.A. (Luxembourg) (Acquired 03/02/2020-08/12/2022; Cost $1,349,246)(e)(m)	5.00%	01/15/2028	689	563,130
Altice France S.A. (France)(m)	5.50%	10/15/2029	310	248,973
Virgin Media Secured Finance PLC (United Kingdom)(m)	4.50%	08/15/2030	316	264,336
				1,113,289

Chemicals & Plastics–0.19%
SK Invictus Intermediate II S.a.r.l. (Luxembourg) (m)	5.00%	10/30/2029	385	308,448

Food Service–0.08%
WW International, Inc. (m)	4.50%	04/15/2029	229	132,497

Health Care–0.05%
Global Medical Response, Inc. (m)	6.50%	10/01/2025	95	71,658

Publishing–0.42%
McGraw-Hill Education, Inc. (m)	5.75%	08/01/2028	771	686,668

Radio & Television–0.03%
Diamond Sports Group LLC/Diamond Sports Finance Co. (m)	5.38%	08/15/2026	335	54,868

Telecommunications–0.15%
Windstream Escrow LLC/Windstream Escrow Finance Corp. (m)	7.75%	08/15/2028	280	245,343

Utilities–0.28%
Calpine Corp. (m)	4.50%	02/15/2028	495	453,357
Total U.S. Dollar Denominated Bonds & Notes (Cost $4,868,017)				4,071,764

			Shares
Preferred Stocks–1.91%(k)
Electronics & Electrical–0.01%
Riverbed Technology, Inc., Pfd. (Acquired 12/06/2021; Cost $0)(d)(e)			9,494	9,494
Riverbed Technology, Inc., Pfd.(d)			1,997	1,997
				11,491

Nonferrous Metals & Minerals–1.16%
ACNR Holdings, Inc., Pfd.			2,982	1,878,660

Oil & Gas–0.07%
McDermott International Ltd., Pfd.(d)			102,742	66,782
Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-10/31/2019; Cost $999,531)(d)(e)			999,705	54,984
				121,766

Surface Transport–0.67%
Commercial Barge Line Co., Series A, Pfd. (Acquired 01/31/2020-02/06/2020; Cost $232,695)(e)			7,452	191,889
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 01/31/2020-02/06/2020; Cost $244,588)(e)			7,833	201,700
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $192,008)(e)			8,078	403,900

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

			Shares		Value

Surface Transport–(continued)
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $134,829)(e)				5,672	$ 283,600
					1,081,089
Total Preferred Stocks (Cost $1,908,291)					3,093,006

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–1.53%(n)
Automotive–0.21%
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%)(m)(o)	11.25%	04/19/2026	SEK	3,750	340,119

Building & Development–0.06%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(m)(o)	6.38%	01/15/2027	EUR	104	101,905

Cable & Satellite Television–0.07%
Altice France Holding S.A. (Luxembourg) (Acquired 02/02/2021; Cost $173,247)(e)	4.00%	02/15/2028	EUR	148	104,453

Chemicals & Plastics–0.09%
Herens Midco S.a.r.l. (Luxembourg)(m)	5.25%	05/15/2029	EUR	203	146,901

Electronics & Electrical–0.14%
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(m)(o)	6.25%	02/15/2029	EUR	224	226,982

Financial Intermediaries–0.36%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(m)(o)	6.64%	08/01/2024	EUR	356	318,460
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(m)(o)	6.39%	11/15/2027	EUR	267	253,425
					571,885

Home Furnishings–0.27%
Ideal Standard International S.A. (Belgium)(m)	6.38%	07/30/2026	EUR	122	62,748
Very Group Funding PLC (The) (United Kingdom)(m)	6.50%	08/01/2026	GBP	426	379,250
					441,998

Retailers (except Food & Drug)–0.20%
Douglas GmbH (Germany)(m)	6.00%	04/08/2026	EUR	282	244,986
Kirk Beauty SUN GmbH (Germany)(m)	9.00%	10/01/2026	EUR	126	80,304
					325,290

Surface Transport–0.13%
Zenith Finco PLC (United Kingdom)(m)	6.50%	06/30/2027	GBP	217	208,146
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,409,725)					2,467,679

			Shares
Money Market Funds–2.71%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(p)(q)				2,634,803	2,634,803
Invesco Treasury Portfolio, Institutional Class, 3.76%(p)(q)				1,756,535	1,756,535
Total Money Market Funds (Cost $4,391,338)					4,391,338
TOTAL INVESTMENTS IN SECURITIES–93.78% (Cost $167,218,643)					151,773,422
OTHER ASSETS LESS LIABILITIES–6.22%					10,074,355
NET ASSETS–100.00%					$161,847,777

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

Investment Abbreviations:

DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STIBOR	– Stockholm Interbank Offered Rate
USD	– U.S. Dollar
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.

(e)	Restricted security. The aggregate value of these securities at November 30, 2022 was $21,940,681, which represented 13.56% of the Fund’s Net Assets.
(f)	This variable rate interest will settle after November 30, 2022, at which time the interest rate will be determined.

(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.

(h)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(i)	The borrower has filed for protection in federal bankruptcy court.

(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $583,478, which represented less than 1% of the Fund’s Net Assets.

(k)	Securities acquired through the restructuring of senior loans.
(l)	Non-income producing security.

(m)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $6,434,990, which represented 3.98% of the Fund’s Net Assets.

(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.

(p)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,303,588	$ 8,965,143	$(8,633,928)	$-	$-	$2,634,803	$19,113
Invesco Treasury Portfolio, Institutional Class	1,535,725	5,976,762	(5,755,952)	-	-	1,756,535	18,265
Total	$3,839,313	$14,941,905	$(14,389,880)	$-	$-	$4,391,338	$37,378

(q)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

12/30/2022	Barclays Capital	USD	3,271,354	EUR	3,147,176	$ 11,639

12/30/2022	Barclays Capital	USD	753,759	GBP	626,665	2,352

12/30/2022	Barclays Capital	USD	341,475	SEK	3,592,378	1,339

01/31/2023	Citibank N.A.	GBP	694,341	USD	839,438	927

12/30/2022	Morgan Stanley & Co.	USD	289,944	GBP	244,043	4,510

01/31/2023	Morgan Stanley & Co.	USD	241,747	GBP	200,519	407

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

Open Forward Foreign Currency Contracts–(continued)
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

12/30/2022	State Street Bank & Trust Co.	USD	3,262,363	EUR	3,147,176	$ 20,630

12/30/2022	State Street Bank & Trust Co.	USD	149,017	GBP	124,921	1,708

12/30/2022	Toronto Dominion Bank	USD	3,212,740	EUR	3,100,203	21,252

01/31/2023	Toronto Dominion Bank	GBP	694,337	USD	838,858	353

Subtotal–Appreciation						65,117

Currency Risk

12/30/2022	Barclays Capital	EUR	2,945,424	USD	2,921,639	(150,895)

12/30/2022	Barclays Capital	GBP	719,675	USD	813,967	(54,366)

01/31/2023	Barclays Capital	EUR	3,147,176	USD	3,280,827	(9,761)

01/31/2023	Barclays Capital	GBP	694,341	USD	836,166	(2,344)

01/31/2023	Barclays Capital	SEK	3,595,318	USD	342,881	(914)

12/30/2022	BNP Paribas S.A.	EUR	2,990,051	USD	2,965,082	(154,005)

12/30/2022	Canadian Imperial Bank of Commerce	EUR	229,489	USD	232,319	(7,074)

01/31/2023	Canadian Imperial Bank of Commerce	EUR	11,495	USD	11,967	(53)

12/30/2022	Citibank N.A.	USD	756,721	GBP	626,665	(610)

12/30/2022	Morgan Stanley & Co.	EUR	109,108	USD	109,705	(4,111)

12/30/2022	Morgan Stanley & Co.	GBP	730,579	USD	824,049	(57,441)

12/30/2022	Morgan Stanley & Co.	SEK	36,712	USD	3,433	(70)

12/30/2022	Royal Bank of Canada	SEK	3,555,666	USD	318,581	(20,730)

12/30/2022	State Street Bank & Trust Co.	EUR	130,433	USD	135,504	(558)

12/30/2022	State Street Bank & Trust Co.	GBP	55,041	USD	64,366	(2,045)

01/31/2023	State Street Bank & Trust Co.	EUR	3,647,176	USD	3,790,813	(22,559)

12/30/2022	Toronto Dominion Bank	EUR	2,990,051	USD	2,966,974	(152,113)

12/30/2022	Toronto Dominion Bank	GBP	730,579	USD	826,077	(55,413)

12/30/2022	Toronto Dominion Bank	USD	740,394	GBP	613,580	(71)

01/31/2023	Toronto Dominion Bank	EUR	3,100,203	USD	3,222,041	(19,434)

Subtotal–Depreciation						(714,567)

Total Forward Foreign Currency Contracts						$(649,450)

Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Master Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the “Adviser”) assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$120,989,554	$7,180,703	$128,170,257

Common Stocks & Other Equity Interests	–	3,050,833	6,528,545	9,579,378

U.S. Dollar Denominated Bonds & Notes	–	4,071,764	–	4,071,764

Preferred Stocks	–	2,959,749	133,257	3,093,006

Non-U.S. Dollar Denominated Bonds & Notes	–	2,467,679	–	2,467,679

Money Market Funds	4,391,338	–	–	4,391,338

Total Investments in Securities	4,391,338	133,539,579	13,842,505	151,773,422

Other Investments - Assets*

Forward Foreign Currency Contracts	–	65,117	–	65,117

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(714,567)	–	(714,567)

Total Other Investments	–	(649,450)	–	(649,450)

Total Investments	$4,391,338	$132,890,129	$13,842,505	$151,123,972

*	Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended November 30, 2022:

						Change in
				Accrued	Realized	Unrealized	Transfers	Transfers
	Value	Purchases	Proceeds	Discounts/	Gain	Appreciation	into	out of	Value
	08/31/22	at Cost	from Sales	Premiums	(Loss)	(Depreciation)	Level 3*	Level 3*	11/30/22
Variable Rate Senior Loan Interests	$9,290,887	$295,449	$(526,161)	$5,849	$(39,179)	$(36,108)	$3,116,360	$(4,926,394)	$7,180,703
Common Stocks & Other Equity Interests	896,150	–	(48,300)	–	(1,934)	2,482,433	3,829,122	(628,926)	6,528,545
Preferred Stocks	141,760	–	–	–	–	(65,958)	57,455	–	133,257
Total	$10,328,797	$295,449	$(574,461)	$5,849	$(41,113)	$2,380,367	$7,002,937	$(5,555,320)	$13,842,505

*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 11/30/22	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
QuarterNorth Energy, Inc.	$6,308,273	Bid Offer	Bid Offer Price	N/A	$199.49(a)

(a)

QuarterNorth Energy, Inc. publicly announced that it has engaged a financial advisor to pursue a sale of the company. The Adviser values the common shares at the first round of bids for the sale of the business. The Adviser periodically reviews the financial statements and monitors such investments for additional market information of the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

Invesco Master Loan Fund